Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and Other
Total revenues and other	[1]	$ 1,752,072	$ 1,533,377	$ 1,200,060
Equity income, net	[1],[2],[3],[4]	71,251	57,836	22,948
Operating expenses
Cost of product	[1],[5]	528,369	458,379	377,626
Operation and maintenance	[1],[5]	331,972	293,710	235,971
General and administrative	[1],[5]	44,428	41,777	38,478
Property and other taxes	[1]	33,327	28,923	26,243
Depreciation and amortization	[1]	272,611	211,809	172,863
Impairments	[1]	515,458	5,125	49,920
Total operating expenses	[1]	1,726,165	1,039,723	901,101
Gain (loss) on divestiture and other, net	[1],[6]	57,024	(9)	0
Operating income (loss)	[1]	154,182	551,481	321,907
Interest income – affiliates	[1],[7]	16,900	16,900	16,900
Interest expense	[1],[8]	(113,874)	(76,769)	(51,797)
Other income (expense), net	[1]	(578)	938	1,935
Income (loss) before income taxes	[1]	56,630	492,550	288,945
Income tax (benefit) expense	[1]	45,532	39,061	4,266
Net income (loss)	[1]	11,098	453,489	284,679
Net income (loss) attributable to noncontrolling interests	[1]	(154,409)	165,468	122,173
Net income (loss) attributable to Western Gas Equity Partners, LP	[1]	165,507	288,021	162,506
Limited partners' interest in net income (loss):
Pre-acquisition net (income) loss allocated to Anadarko	[1]	(79,386)	(65,154)	(6,929)
Limited partners' interest in net income (loss)	[1],[9]	86,121	222,867	155,528
IPO [Member]
Limited partners' interest in net income (loss):
Pre-acquisition net (income) loss allocated to Anadarko	[1]	0	0	(49)
Affiliates [Member]
Revenues and Other
Gathering, processing and transportation	[1]	772,361	615,907	449,272
Natural gas, natural gas liquids and drip condensate sales	[1]	447,106	582,989	502,219
Other	[1]	1,172	5,078	6,421
Total revenues and other	[1],[4]	1,220,639	1,203,974	957,912
Operating expenses
Cost of product	[4]	167,354	127,930	136,696
Operation and maintenance	[10]	77,061	71,386	67,308
General and administrative	[11]	34,703	32,055	29,249
Total operating expenses		279,118	231,371	233,253
Interest expense	[12]	(14,400)	(3)	0
Third Parties [Member]
Revenues and Other
Gathering, processing and transportation	[1]	356,477	278,127	191,813
Natural gas, natural gas liquids and drip condensate sales	[1]	170,843	42,916	46,289
Other	[1]	4,113	8,360	4,046
Total revenues and other	[1]	531,433	329,403	242,148
Operating expenses
Interest expense		$ (99,474)	$ (76,766)	$ (51,797)
Limited Partner [Member]
Limited partners' interest in net income (loss):
Net income (loss) per common unit - basic and diluted	[1]	$ 0.39	$ 1.02	$ 0.71
Weighted-average common units outstanding - basic and diluted	[1]	218,913	218,910	218,896

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $167.4 million, $127.9 million and $136.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. Operation and maintenance includes charges from Anadarko of $77.1 million, $71.4 million and $67.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. General and administrative includes charges from Anadarko of $34.7 million, $32.1 million and $29.2 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5.
[6]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2015. See Note 1.
[7]	Represents interest income recognized on the note receivable from Anadarko.
[8]	Includes affiliate (as defined in Note 1) interest expense of $14.4 million for the year ended December 31, 2015, and zero for each of the years ended December 31, 2014 and 2013. See Note 2 and Note 12.
[9]	Represents net income (loss) earned on and subsequent to the date of acquisition of WES assets (as defined in Note 1). See Note 4.
[10]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[11]	Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plans within this Note 5) and amounts charged by Anadarko under the WGP omnibus agreement.
[12]	For the year ended December 31, 2015, includes WES’s accretion expense recognized on the Deferred purchase price obligation - Anadarko for the acquisition of DBJV (see Note 2 and Note 12) and for the years ended December 31, 2015 and 2014, includes interest expense recognized on the WGP WCF (see Note 12).